Segment reporting (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Revenue from external customers	$ 470,398	$ 24,683
United States
Disclosure of geographical areas [line items]
Revenue from external customers	317,258	24,551
China
Disclosure of geographical areas [line items]
Revenue from external customers	151,903
Other
Disclosure of geographical areas [line items]
Revenue from external customers	$ 1,237	$ 132